RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Mr. Minfei Bao	Director of the Company

Mr. Min He	Beneficial shareholder of the Company

Mr. Wu Cong	Director of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao

(1)	Due from related parties

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB

Philectronics	566	555

Total	566	555

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 13 — RELATED PARTIES BALANCES AND TRANSACTIONS (cont.)

(2)	Due to related parties

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB

Mr. Minfei Bao	17,279	17,273
Grandsky Phoenix Limited	22,503	23,485
Mr. Wu Cong	1,005	986
	40,787	41,744

(1)	On April 1, 2023, the Company entered into a loan agreement with Grandsky Phoenix Limited to borrow USD 3.5 million, with a term of one year. The loan is interest free. On April 1, 2024, the Company entered into a supplementary agreement with Grandsky Phoenix Limited, who agreed to extend the term for additional one year. As of December 31, 2025, the company repaid USD 1,033,800, and the remaining loan balance was extended for one year.

Starting from July 2024, the Company has successively obtained the interest-free loans from Director Wu totaling RMB 1.0 million.